S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0212)
Net Tangible Book Value, Adjusted	$ 147,085,427
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	21,452,461
No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0184)
Net Tangible Book Value, Adjusted	$ 169,078,835
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	24,621,475
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0212)
Net Tangible Book Value, Adjusted	$ 110,522,927
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,702,461
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0184)
Net Tangible Book Value, Adjusted	$ 127,031,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,308,975
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0212)
Net Tangible Book Value, Adjusted	$ 73,960,427
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,952,461
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0184)
Net Tangible Book Value, Adjusted	$ 84,985,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,996,475
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0212)
Net Tangible Book Value, Adjusted	$ 37,397,927
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,202,461
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0184)
Net Tangible Book Value, Adjusted	$ 42,938,210
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,683,975
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0212)
Net Tangible Book Value, Adjusted	$ 835,427
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,452,461
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.0184)
Net Tangible Book Value, Adjusted	$ 891,335
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,371,475
Increase/(Decrease) attributable to founder shareholders [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.88
Increase/(Decrease) attributable to founder shareholders [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.89
Increase/(Decrease) attributable to founder shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.26
Increase/(Decrease) attributable to founder shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.27
Increase/(Decrease) attributable to founder shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.32
Increase/(Decrease) attributable to founder shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.33
Increase/(Decrease) attributable to founder shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.69
Increase/(Decrease) attributable to founder shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.69
Increase/(Decrease) attributable to founder shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Increase/(Decrease) attributable to founder shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.14
Pro Forma Net Tangible Book Value After Offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.86
Pro Forma Net Tangible Book Value After Offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.87
Pro Forma Net Tangible Book Value After Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.24
Pro Forma Net Tangible Book Value After Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.25
Pro Forma Net Tangible Book Value After Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.3
Pro Forma Net Tangible Book Value After Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.31
Pro Forma Net Tangible Book Value After Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.67
Pro Forma Net Tangible Book Value After Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.67
Pro Forma Net Tangible Book Value After Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.13
Pro Forma Net Tangible Book Value After Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.12
Dilution to Public Shareholders [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.14
Dilution to Public Shareholders [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.13
Dilution to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.76
Dilution to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.75
Dilution to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.7
Dilution to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.69
Dilution to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	6.33
Dilution to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	6.33
Dilution to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	9.87
Dilution to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.88
Net Tangible Book Value Deficit Before Offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (129,695)
Net Tangible Book Value Deficit Before Offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Net Tangible Book Value Deficit Before Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Net Tangible Book Value Deficit Before Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Net Tangible Book Value Deficit Before Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Net Tangible Book Value Deficit Before Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Net Tangible Book Value Deficit Before Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Net Tangible Book Value Deficit Before Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Net Tangible Book Value Deficit Before Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Net Tangible Book Value Deficit Before Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(129,695)
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Deferred Offering Cost Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	110,400
Gross Proceeds From Offering Units [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,000,000
Gross Proceeds From Offering Units [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	172,500,000
Gross Proceeds From Offering Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,000,000
Gross Proceeds From Offering Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	172,500,000
Gross Proceeds From Offering Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,000,000
Gross Proceeds From Offering Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	172,500,000
Gross Proceeds From Offering Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,000,000
Gross Proceeds From Offering Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	172,500,000
Gross Proceeds From Offering Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	150,000,000
Gross Proceeds From Offering Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	172,500,000
Gross Proceeds From private Units [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Gross Proceeds From private Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	3,257,000
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,375,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,881,250)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,587,500)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,125,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,293,750)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(168,408)
Over-Allotment Liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(168,408)
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(168,408)
Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(168,408)
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(168,408)
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Offering Costs [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Offering Costs [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,483,870)
Amounts Paid for Redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(37,687,500)
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(43,340,625)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,375,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,681,250)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(113,062,500)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(130,021,875)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,750,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (173,362,500)
Class B Ordinary Shares Outstanding (Prior) [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Outstanding (Prior) [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,045,775
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(919,014)
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(919,014)
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(919,014)
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(919,014)
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(919,014)
Class B Ordinary Shares Forfeited (if Over-Allotment) [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class A Ordinary Shares Offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A Ordinary Shares Offered [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Private Placement Shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	325,700
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,750,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,312,500)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,250,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,937,500)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)